8. STOCK WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Shares Under warrants, Outstanding		9,018,609
Remaining Life in Years, Outstanding	9 years 1 month 6 days	1 year 8 months 12 days
Exercise Price per Share, Exercisable	$ 3,204,353
Shares Under warrants, Exercisable		9,018,609
Remaining Life in Years, Exercisable		1 year 8 months 12 days
Warrant 5 [Member]
Exercise Price per Share, Outstanding	$ 0.83
Shares Under warrants, Outstanding	100,000
Remaining Life in Years, Outstanding	4 years 8 months 12 days
Exercise Price per Share, Exercisable	$ 100,000
Warrant 4 [Member]
Exercise Price per Share, Outstanding	$ 0.6	$ 0.6
Shares Under warrants, Outstanding	50,000	50,000
Remaining Life in Years, Outstanding	3 years 10 months 25 days
Exercise Price per Share, Exercisable	$ 50,000	$ 0.6
Shares Under warrants, Exercisable		50,000
Warrant 1 [Member]
Exercise Price per Share, Outstanding	$ 0.001	$ 0.001
Shares Under warrants, Outstanding	3,963,659	3,963,659
Remaining Life in Years, Outstanding	1 year 2 months 12 days	1 year 7 months 6 days
Exercise Price per Share, Exercisable	$ 3,963,659	$ 0.001
Shares Under warrants, Exercisable		3,963,659
Remaining Life in Years, Exercisable		1 year 7 months 6 days
Warrant 2 [Member]
Exercise Price per Share, Outstanding	$ 0.4	$ 0.4
Shares Under warrants, Outstanding	3,400,275	3,415,275
Remaining Life in Years, Outstanding	10 months 25 days	1 year 3 months 19 days
Exercise Price per Share, Exercisable	$ 3,400,275	$ 0.4
Shares Under warrants, Exercisable		3,415,275
Remaining Life in Years, Exercisable		1 year 3 months 19 days
Warrant 3 [Member]
Exercise Price per Share, Outstanding	$ 0.5	$ 0.5
Shares Under warrants, Outstanding	100,000	100,000
Remaining Life in Years, Outstanding	3 years 9 months 18 days	4 years 2 months 12 days
Exercise Price per Share, Exercisable	$ 100,000	$ 0.5
Shares Under warrants, Exercisable		100,000
Remaining Life in Years, Exercisable		4 years 2 months 12 days
Warrant Total
Shares Under warrants, Outstanding	10.653278
Remaining Life in Years, Outstanding	1 year 10 months 3 days
Exercise Price per Share, Exercisable	$ 10,653,278
Warrant 6 [Member]
Exercise Price per Share, Outstanding	$ 0.9
Shares Under warrants, Outstanding	175,000
Remaining Life in Years, Outstanding	4 years 7 months 6 days
Exercise Price per Share, Exercisable	$ 175,000
Warrant 7 [Member]
Exercise Price per Share, Outstanding	$ 1
Shares Under warrants, Outstanding	2,310,669
Remaining Life in Years, Outstanding	4 years 8 months 12 days
Exercise Price per Share, Exercisable	$ 2,310,669
Warrant 8 [Member]
Exercise Price per Share, Outstanding	$ 1.06	$ 3.00
Shares Under warrants, Outstanding	146,200	407,475
Remaining Life in Years, Outstanding	2 years 8 months 12 days	2 years 9 months 18 days
Exercise Price per Share, Exercisable	$ 146,200	$ 3.00
Shares Under warrants, Exercisable		407,475
Remaining Life in Years, Exercisable		2 years 9 months 18 days
Warrant 9 [Member]
Exercise Price per Share, Outstanding	$ 3
Shares Under warrants, Outstanding	407,475
Remaining Life in Years, Outstanding	2 years 18 days
Exercise Price per Share, Exercisable	$ 407,475